PRINCIPAL ACCOUNTING POLICIES - Value added tax ("VAT") and surcharges (Details)	12 Months Ended
Dec. 31, 2019
Minimum
Surcharge on VAT (as a percent)	5.00%
Maximum
Surcharge on VAT (as a percent)	12.00%
Consumers ("2C") - Commission revenue
VAT rate (as a percent)	6.00%
Consumers ("2C") - Value-added service revenue
VAT rate (as a percent)	6.00%
Other services
VAT rate (as a percent)	6.00%